Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Total benefit costs
Service costs on benefit obligation	SFr 68	SFr 67	SFr 65	SFr 135	SFr 130
Interest costs on benefit obligation	34	46	39	80	78
Expected return on plan assets	(126)	(125)	(150)	(251)	(299)
Amortization of recognized prior service cost/(credit)	(41)	(30)	(31)	(71)	(63)
Amortization of recognized actuarial losses/(gains)	80	76	90	156	179
Settlement losses/(gains)	0	0	0	0	(1)
Curtailment losses/(gains)	0	0	(6)	0	(13)
Special termination benefits	2	8	10	10	17
Net periodic benefit/(costs)	17	42	17	59	28
PBO
Service costs	68	67	65	135	130
Interest costs	34	46	39	80	78
Total amount recognized
Noncurrent assets	2,880	1,973		2,880		SFr 1,794
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	429			429
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				242
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	112	108	108	220	215
PBO
Service costs	112	SFr 108	SFr 108	220	215
Switzerland | Defined benefit pension plans
PBO
Plan amendments	428
Bank
Total amount recognized
Noncurrent assets	SFr 999			999		SFr 1,001
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation				256	278
PBO
Service costs				256	278
Bank | International
Total benefit costs
Service costs on benefit obligation				8	8
Interest costs on benefit obligation				50	47
Expected return on plan assets				(55)	(58)
Amortization of recognized actuarial losses/(gains)				10	26
Net periodic benefit/(costs)				13	23
PBO
Service costs				8	8
Interest costs				50	SFr 47
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				29
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 15